Cover	Dec. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2021
Entity File Number	001-36763
Entity Registrant Name	H-CYTE, INC.
Entity Central Index Key	0001591165
Entity Tax Identification Number	46-3312262
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	201 E Kennedy Blvd Ste 700
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	(844)
Local Phone Number	633-6839
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false